RISK MANAGEMENT - Structural interest rate risk - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 231,392,733	$ 216,578,285
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	230,335,997	215,571,441
Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,738,593	17,907,347
Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	103,251,205	76,945,718
Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	40,766,645	65,085,094
Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,815,407	18,875,464
Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	45,764,147	36,757,818
Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,443,840	19,203,461
Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,620,818	31,261,911
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	230,335,997	215,571,441
Customer deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	175,491,421	164,359,451
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	175,491,421	164,359,451
Checking accounts | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	42,449,702	39,702,878
Checking accounts | Financial liabilities at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,274,823	17,325,225
Checking accounts | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,174,879	22,377,653
Time deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,225,189	66,853,012
Time deposits | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,514,186	9,741,623
Time deposits | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	29,426,123	28,546,101
Time deposits | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	15,525,670	15,447,825
Time deposits | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,759,210	13,117,463
Time deposits | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,099,730	6,801,559
Time deposits | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	15,662,115	14,998,419
Saving deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	59,352,760	57,221,439
Saving deposits | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	59,352,760	36,523,899
Saving deposits | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		20,697,540
Other deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	463,770	582,122
Other deposits | Financial liabilities at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	463,770	582,122
Financial obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54,844,576	51,211,990
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54,844,576	51,211,990
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,240,479	6,814,078
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,414,438	6,099,084
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	75,543	714,994
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	750,498
Leases contracts | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,033,502
Leases contracts | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	93,438
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	130,472
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	158,021
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,651,571
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	132,928
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,492,554
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	16,769,842	20,610,766
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,249,132	1,566,524
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,367,707	11,497,277
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,335,725	1,164,075
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,817,278	6,382,890
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,216,263	2,899,475
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,675,778	4,320,290
Long-term debt | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,918,268	20,140,350
Long-term debt | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	276,735	73,565
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,567,489	3,369,988
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	680,677	656,291
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,393,367	16,040,506
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,738,305	6,650,249
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,747,637	11,936,378
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,882,485	3,646,796
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,175,637	563,370
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,199,311	259,194
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	115,314	1,607,273
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,392,223	1,216,959
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,256,614	2,852,178
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 42,734	$ 6,824